COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 20, 2018	Apr. 17, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Commitments [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security			$ 612
Grants received	$ 7,800	$ 400			$ 400
Extend the lease			for additional five-year period and exclude a second option to extend the lease of the Company facility for additional five-year period
Contingent fees			$ 500	0	0
Marketing and business development expenses			$ 312	0	0
Royalty percentage			1.00%
Operating lease expenses			$ 1,680	1,379	1,337
Minimum future rental commitments
2019			1,489
2020			1,447
2021			865
2022			608
2023			607
2024 and after			1,342
Total future rental commitments			$ 6,358
IIA [Member]
Other Commitments [Line Items]
Maximum royalty repaid as percentage of grant received			100.00%
Royalty expense			$ 534	$ 0	$ 25
Contingent royalty obligations			$ 9,098
IIA [Member] | Maximum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues			5.00%
IIA [Member] | Minimum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues			3.00%
May 2012 Agreement With Advisor [Member]
Other Commitments [Line Items]
Agreement, start date			May 09, 2012
Agreement termination description			In 2014, the May 2012 Agreement was terminated except for certain payments arising from the Bayer Agreement which survive termination until August 5, 2025.
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Other Commitments [Line Items]
Participation Rights			4.00%